Document and Entity Information	0 Months Ended
Oct. 03, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 03, 2014
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Central Index Key	0000835597
Amendment Flag	false
Document Creation Date	Oct. 03, 2014
Document Effective Date	Oct. 03, 2014
Prospectus Date	Jan. 31, 2014
SIT EMERGING MARKETS EQUITY FUND | SIT EMERGING MARKETS EQUITY FUND - CLASS A
Risk/Return:
Trading Symbol	SIEMX
SIT INTERNATIONAL FIXED INCOME FUND | SIT INTERNATIONAL FIXED INCOME FUND - CLASS A
Risk/Return:
Trading Symbol	SEFIX
SIT EMERGING MARKETS DEBT FUND | SIT EMERGING MARKETS DEBT FUND - CLASS A
Risk/Return:
Trading Symbol	SITEX